Capitalized Exploratory Well Costs - Aging of Capitalized Costs (Details) $ in Millions	Dec. 31, 2019 USD ($) project	Dec. 31, 2018 USD ($) project	Dec. 31, 2017 USD ($) project	Dec. 31, 2016 USD ($)
Extractive Industries [Abstract]
Exploratory well costs capitalized for a period of one year or less	$ 7	$ 34	$ 4
Exploratory well costs capitalized for a period greater than one year	0	2	32
Exploratory well costs capitalized	$ 7	$ 36	$ 36	$ 41
Number of projects with exploratory well costs capitalized for a period greater than one year | project	0	7	6